SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 - SHAREHOLDERS' EQUITY:

a.	Share capital:

1)	On September 2, 2013, the Company's shareholders approved an increase in its authorized share capital to an aggregate of NIS 1 million divided into 100 million ordinary shares. On September 12, 2013, the Company effected a bonus share distribution under which: (i) 67 bonus shares were issued for each share outstanding prior to such distribution; and (ii) the conversion rate for each preferred share, option and warrant was adjusted to reflect such bonus share distribution.

2)	Ordinary shares

The ordinary shares confer upon their holders voting rights and the right to participate in shareholders' meetings (the holders of shares of NIS 0.01 par values are entitled to one vote per share), the right to receive profits and the right to share in excess assets upon liquidation of the Company.

3)	Preferred shares

Until the closing of the IPO (see Note 2), the A, B, B1 and B2 preferred shares conferred upon their holders voting rights similar to the ordinary shares and the right to participate in dividends in priority to holders of ordinary shares. In addition, the holders of preferred shares had additional preferential rights including liquidation, conversion and other rights as defined. Upon the closing of the IPO, all outstanding preferred shares were converted into ordinary shares and accordingly the former preferred shareholders are no longer entitled to such preferential rights.

4)	Share Purchase Agreement ("SPA")

In September 2011, the Company signed an SPA with certain of its shareholders. Following this SPA and certain amendments signed by the Company, certain shareholders and a new investor (the "New

Investor") undertook to invest in the Company $11.3 million (the "Investment Amount") in exchange for Series B2 Preferred shares NIS 0.01 par value and at a price per share equal to $5.34.

The Investment Amount was paid in two equal installments, as follows: (i) upon signing the SPA (ii) the remaining portion was to be transferred and paid to the Company from time to time but no later than December 31, 2012. Through March 31, 2012, the first installment ($5.65 million) was fully paid. In addition, the New Investor received an option to invest, in accordance with the same terms and conditions of the SPA, an additional amount of $1.2 million (the "Additional Amount"), which option was exercisable at the same price per share by him not later than December 31, 2012 (potentially increasing the amount of this financial round to $12.5 million). In December 2012, the New Investor exercised its option to invest the Additional Amount of $1.2 million. On November 20, 2012, the Company's Board of Directors approved the extension of the payment of the second installment (including the Additional Amount) through January 15, 2013. Through January 15, 2013, the second installment, including the Additional Amount, was fully paid.

In addition, the Company issued to each of the investors warrants to purchase additional Series B2 Preferred shares amounting to 20% of the number of Series B2 Preferred shares purchased by them as part of the investment round.

Such warrants could be exercised, in whole or in part, (A) for cash, at any time but prior to the earlier to occur of: (i) the closing of an IPO (ii) the closing of a Deemed Liquidation Event; or (iii) the fifth anniversary of the Closing, as defined; or (B) on a cashless basis immediately prior to an IPO or a Deemed Liquidation.

Upon the closing of the IPO (see Note 2), all warrants issued to the Company's former preferred shareholders were exercised for preferred shares on a cashless and non-cashless basis, in consideration of $1.3 million, with respect to the non-cashless exercise only. The underlying preferred shares subsequently converted into ordinary shares.

b.	Option plans

In 2001, 2003 and 2013 the Company's Board of Directors approved option plans for employees, directors and service providers (the "Plans"). Through December 31, 2013, the Company granted as part of the Plans 4,092,988 options and restricted shares (see d. below) to employees, directors and service providers. Each option is exercisable into one ordinary share of NIS 0.01 par value. At December 31, 2013, 466,684 shares were available for issuance upon grants of options or restricted shares under the Plans.

From the effective date of grant, options generally vest over a 4-year period 25% each year. Immediately upon exercise, the ordinary shares issued will have the same rights as all other ordinary shares. In general, any option not exercised within 10 years from the grant date or within three months from the termination of employment) will expire, unless extended by the Board of Directors.

The Plans with respect to Israeli employees are intended to be governed by the terms stipulated by Section 102 of the Israeli Income Tax Ordinance. In accordance with the capital gain track chosen by the Company and pursuant to the terms thereof, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company's accounts, in respect of options granted to employees under the Plan - with the exception of the work-income benefit component, if any, determined on the grant date. Options granted to employees from other countries are subject to similar terms with certain changes required for local regulations.

The fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was $2.02, $0.23 and $0.33, respectively.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	2013	2012	2011
Dividend yield	0%	0%	0%
Expected volatility	67%	60%	77%
Risk-free interest rate	1.8%	2.2%	1.8%
Contractual term	10 years	10 years	10 years
Early exercise multiple	215% - 246%	218% - 229%	218% - 229%

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is derived from the interest curve for U.S. government bonds for periods corresponding to the life term of the option on the grant date. The early exercise multiple was based on data of comparable companies.

The total unrecognized compensation cost of employee options (not including compensation cost in respect of restricted shares, see d. below) at December 31, 2013 is $180,000, which is expected to be recognized over a weighted average period of 1.38 years.

A summary of share option plans (excluding restricted shares information, see d. below), and related information, under all of the Company's equity incentive plans for the years ended December 31, 2013, 2012 and 2011 are as follows:

Options granted to employees, directors and service providers:

	Year ended December 31
	2013		2012		2011
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,866,940	2.13	1,789,760	2.08	1,576,648	1.92
Granted	174,420	6.02	168,980	3.12	282,200	2.88
Exercised	(47,940)	0.15			(51,272)	0.94
Forfeited	(25,636)	3.12	(91,800)	3.12	(17,816)	3.04
Outstanding at the end of the year	1,967,784	2.51	1,866,940	2.13	1,789,760	2.08
Exercisable at the end of the year	1,747,532	2.29	1,335,112	1.74	1,067,668	1.45

*	In dollars per share.

At December 31, 2013, there were 56,100 options outstanding with an average exercise price of $1.73 and average remaining contractual life of 3.80 years, which were granted to service providers. At December 31, 2013, all of these options were exercisable.

The following table summarizes information concerning outstanding and exercisable options as of December 31, 2013:

Options outstanding				Options exercisable
Exercise prices*	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)
0.0001	285,600	1.78	7,714	285,600	1.78	7,714
0.001	27,200	0.96	735	27,200	0.96	735
1.47	408,000	4.93	10,420	408,000	4.93	10420
1.62	40,800	4.62	1,036	40,800	4.62	1,036
3.12	1,031,764	6.98	24,649	870,536	6.97	20,797
5.34	160,820	9.27	3,485	115,396	9.27	2,501
14	13,600	9.76	177
	1,967,784	5.87	48,216	1,747,532	5.65	43,203

*	In dollars per share

The aggregate intrinsic value in the above table represents the total pre-tax intrinsic value, based on the Company's closing share price of $27.01 on December 31, 2013, less the exercise price. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.

The following table illustrates the effect of share-based compensation expense on the consolidated statement of operations and comprehensive income (loss):

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Cost of revenues	$32	$17	$8
Research and development expenses - net	56	60	72
Selling and marketing expenses	77	40	84
General and administrative expenses	944	150	179
	$1,109	$267	$343

c.	Accumulated other comprehensive loss:

	December 31
	2013	2012
	U.S. dollars in thousands
Currency translation adjustment	$25	$14
Unrealized loss from cash flow hedge*	(90)	(261)
	$(65)	$(247)

*	During 2013, an amount of $261,000 in respect of unrealized loss from cash flow hedge was reclassified from accumulated other comprehensive loss into financial expenses.

d.	Restricted shares

In August 2013, the Company's Board of Directors approved a grant of 156,060 restricted shares to the current chairman of the Board of Directors. The restricted shares are subject to vesting over four years commencing on March 31, 2013 and to other vesting milestones as follows: (i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined. Following the closing of the IPO, the change in control event occurred and accordingly, the 104,040 restricted shares will vest according to their vesting schedule. In addition, the market cap milestone was met after year-end and the 52,020 restricted shares will vest according to their vesting schedule. The fair value of restricted shares is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $377,000 in the fourth quarter of 2013 in respect of such restricted shares. The total unrecognized compensation expense in respect of such restricted shares is $1,338,000, which is expected to be recognized over a period of 3.25 years.

In November 2013, in connection with the closing of the IPO, the Company's Board of Directors approved a grant of 9,520 fully vested restricted shares to the current vice chairman of the Board of Directors. The Company recorded an expense of $294,000 in the fourth quarter of 2013 in respect of such restricted shares. Such shares were issued in January 2014.